Financial Instruments - Summary of Derivative Contracts (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.5)
Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.93%
CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.40%
Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.031%
London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.121%
Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 1.5
Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract
Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.3
Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(4.0)
Other derivatives [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 143.4
-50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.89%
-50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.15%
-50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.02%
-50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.56%
-50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.6
-50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	65.5
-50% [member] | Hedge designated as cash flow [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract
-50% [member] | Interest swap [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-50% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(2.3)
-50% [member] | Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	79.8
-50% [member] | Other derivatives [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.1)
-25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 63.6
-25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.34%
-25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.23%
-25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	3.03%
-25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	0.84%
-25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ 0.3
-25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	24.9
-25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(1.3)
-25% [member] | Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	39.7
Probable scenario [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (3.2)
Probable scenario [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.79%
Probable scenario [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.30%
Probable scenario [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	4.04%
Probable scenario [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.12%
Probable scenario [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (2.5)
Probable scenario [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.3)
Probable scenario [member] | Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(0.4)
+25% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (77.6)
+25% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.24%
+25% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.38%
+25% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	5.05%
+25% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.40%
+25% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.3)
+25% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(37.6)
+25% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	0.8
+25% [member] | Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(40.5)
+50% [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (161.0)
+50% [member] | Libor [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	2.68%
+50% [member] | CDI [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.45%
+50% [member] | Dollar Per Real [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	6.06%
+50% [member] | London inter bank offered rate one [member]
Disclosure of Derivative Contracts [Line items]
Rate considered	1.68%
+50% [member] | Interest swap-fair value hedge [member] | Interbank deposit certificate CDI rate [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (0.6)
+50% [member] | Hedge designated as cash flow [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	(81.6)
+50% [member] | Foreign exchange option [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	1.8
+50% [member] | Foreign exchange option two [member]
Disclosure of Derivative Contracts [Line items]
Derivative contract	$ (80.6)